SCHEDULE OF OPERATING MATURITY ANALYSIS (Details) - CAD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	$ 401,604
Amount representing interest	(53,405)
Lease liability	348,199	$ 378,643	$ 489,123
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	134,610
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	209,308
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	$ 57,686